Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Revenue Recognition

2. Revenue Recognition

Contract Balances

The following table provides information about contract liabilities from contracts with customers:

	September 30, 2020	December 31, 2019	September 30, 2019	December 31, 2018
Contract Liabilities	$310	$300	$817	$718

Contract liabilities primarily relate to advance consideration received from customers and deferred revenue for which transfer of control occurs, and therefore revenue is recognized, as services are provided. Contract balances are reported in a net contract asset or liability position on a contract-by-contract basis at the end of each reporting period.

During the nine months ended September 30, 2020, contract liabilities increased $10. The Company recognized $0 of revenue during the nine months ended September 30, 2020 that was included in the contract liability balance at the beginning of the period.

During the nine months ended September 30, 2019, contract liabilities increased $99. The Company recognized $0 of revenue during the nine months ended September 30, 2019 that was included in the contract liability balance at the beginning of the period.

Transaction Price Allocated to Remaining Performance Obligations

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at September 30, 2020:

September 30, 2020	2020	2021	2022	2023	Thereafter
Product Revenue	$310	$—	$—	$—	$—

2. Revenue Recognition

Contract Balances

The following table provides information about contract liabilities from contracts with customers:

	September 30, 2020	December 31, 2019	September 30, 2019	December 31, 2018
Contract Liabilities	$310	$300	$817	$718

Contract liabilities primarily relate to advance consideration received from customers and deferred revenue for which transfer of control occurs, and therefore revenue is recognized, as services are provided. Contract balances are reported in a net contract asset or liability position on a contract-by-contract basis at the end of each reporting period.

During the nine months ended September 30, 2020, contract liabilities increased $10. The Company recognized $0 of revenue during the nine months ended September 30, 2020 that was included in the contract liability balance at the beginning of the period.

During the nine months ended September 30, 2019, contract liabilities increased $99. The Company recognized $0 of revenue during the nine months ended September 30, 2019 that was included in the contract liability balance at the beginning of the period.

Transaction Price Allocated to Remaining Performance Obligations

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at September 30, 2020:

September 30, 2020	2020	2021	2022	2023	Thereafter
Product Revenue	$310	$—	$—	$—	$—